INCOME TAXES (Schedule of Income Tax Provision) (Details) (USD $)	3 Months Ended		12 Months Ended		118 Months Ended	121 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2013
FEDERAL
Current
Deferred
STATE
Current				100
Deferred
TOTAL PROVISION					$ 800	$ 800